ProFunds

7501 Wisconsin Avenue

Suite 1000

Bethesda, Maryland 20814

June 3, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Access One Trust (the “Trust”)
(File Nos. 333-119022 and 811-21634)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectus dated February 28, 2011, as supplemented May 13, 2011, for Access One Trust, as filed under Rule 497 on May 16, 2011 (SEC Accession No. 0001193125-11-139782).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely

/s/ Amy R. Doberman

Amy R. Doberman

Chief Legal Officer

and Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase